LEASES - Supplemental Information Related to Operating Leases (Details) - CNY (¥) ¥ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Lease cost:
Operating fixed lease cost	¥ 2,085	¥ 2,110
- Amortization of ROU assets	41	41
- Interest on lease liabilities	63	52
Variable lease cost	134	65
Total lease cost	¥ 2,323	¥ 2,268
Other information:
Weighted average remaining lease term, Operating leases (in years)	13 years	13 years
Weighted average remaining lease term, Finance leases (in years)	27 years	28 years
Weighted average discount rate, Operating leases (in %)	6.14%	6.20%
Weighted average discount rate, Finance leases (in %)	4.32%	4.03%